FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 152,978	R$ 260,273
Non-current assets	925,459	838,699
Current liabilities	(4,529,091)	(893,413)
Non-current liabilities	(7,369,241)	(2,024,500)
Total, net	R$ (10,819,895)	R$ (1,818,941)